Employee Benefit Trust ("EBT") Discretionary Bonus (Details) - GBP (£) £ in Thousands	1 Months Ended		6 Months Ended
	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Employee bonus declared	£ 27,700
Proceeds from sale of shares			£ 14,797	£ 44,828
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Proceeds from sale of shares		£ 14,800